Exhibit 99.3

Exception Grades

Run Date - 2/24/2026 10:01:14 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223806693		3158622212		34137034			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-08-07): appraisal receipt received Buyer Comment (2025-08-07): Please review Appraisal receipt attached	08/07/2025			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806693		3158622212		34137035			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of secondary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-08-07): appraisal receipt received Buyer Comment (2025-08-07): Appraisal receipt attached	08/07/2025			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806693		3158622212		34137037			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Pest Inspection fee $[Redacted] was added to Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-09-16): [Redacted] Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2025-09-15): Please review proof of delivery attached Reviewer Comment (2025-09-15): [Redacted] received Post CD,LOX and Copy of refund check. However, we would also require proof of mailing in order to cure the exception. Buyer Comment (2025-09-11): Please review evidence of cure, check attached Buyer Comment (2025-09-11): Please review evidence of cure attached PCCD letter		09/16/2025		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224168849		3158622477		34622007			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the Commitment in file.				Reviewer Comment (2025-10-07): final title policy received Buyer Comment (2025-10-07): Final Title Policy Provided	10/07/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224168849		3158622477		34622726			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file is missing a copy of HOA document.				Reviewer Comment (2025-10-08): REO documentation in file is sufficient Buyer Comment (2025-10-08): This is a SFR - see attached evidence of same	10/08/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224168849		3158622477		34622797			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file is missing a copy of HOA document.				Reviewer Comment (2025-10-08): REO documentation in file is sufficient Buyer Comment (2025-10-08): HOA is verified on 1040's since this is a rental	10/08/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224168849	3158622477	34623112	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test - Regular Transaction	TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of [Redacted]% compared to the actual APR at consummation of [Redacted]% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation ([Redacted]%) changed more than the [Redacted]% threshold compared to the actual/calculated APR at consummation ([Redacted]%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.	Reviewer Comment (2025-11-17): Cleared based on recent guidance from outside counsel indicating CD to CD testing is sufficient.

Reviewer Comment (2025-10-22): Closing was [Redacted], any change would need to be received by [Redacted].  The[Redacted] CD was the last CD received 3 or more days prior to closing, and it showed a finance charge of $[Redacted].  A finance charge is not considered overstated if the subsequent finance charges increase, as is the case here. There seems to be no error in the disclosed APR%.  The exception is valid per the provided documentation.

Buyer Comment (2025-10-21): Do not Concur. Please see TRID GRID attached. APR decreased out of tolerance due to the finance charge. No New waiting period required.

Reviewer Comment (2025-10-20): Under 1026.19(f)(2)(ii), if the annual percentage rate disclosed under 1026.38(o)(4) becomes inaccurate, as defined in 1026.22, a new 3-day waiting period is required and the creditor must ensure that the consumer receives the corrected disclosures at least 3 business days prior to consummation.  On this loan, the most recent CD provided at least 3 days prior to consummation is the [Redacted] CD.  The APR disclosed on this CD is [Redacted]%.  Under § 1026.22(a)(4) if the APR results from the disclosed finance charge and the disclosed finance charge would be considered accurate then the APR would be accurate.  Note, however the Finance Charge on the [Redacted] CD that the [Redacted]% APR resulted from is $[Redacted] which is not within the tolerance for accuracy compared to the actual Finance Charge at consummation.  Exception remains

Buyer Comment (2025-10-20): Do not Concur. Pursuant to 1026.22(a)(1) an error in disclosure of the annual percentage rate or finance charge shall not, in itself, be considered a violation of this part if, under § 1026.22(a)(4) the rate results from the disclosed finance charge and the disclosed finance charge would be considered accurate under § 1026.18(d)(1) or § 1026.38(o)(2), as applicable, or, for purposes of rescission, if the disclosed finance charge would be considered accurate under § 1026.23(g) or (h), whichever applies.
Furthermore, under § 1026.22(a)(5)(ii) if the disclosed finance charge is overstated, and the disclosed annual percentage rate is also overstated but it is closer to the actual annual percentage rate than the rate that would be considered accurate under paragraph 1026.22 (a)(4).

Per 1026.18(d)(1)(ii) The disclosed finance charge and other disclosures affected by the disclosed finance charge (including the amount financed and the annual percentage rate) shall be treated as accurate if the amount disclosed as the finance charge is greater than the amount required to be disclosed.

Similarly, 1026.38(o)(2)(ii) The disclosed finance charge and other disclosures affected by the disclosed financed charge (including the amount financed and the annual percentage rate) shall be treated as accurate if the amount disclosed as the finance charge is greater than the amount required to be disclosed.

Reviewer Comment (2025-10-15): Closing took place on [Redacted] which indicates final receipt date for changes over .[Redacted]% would be [Redacted].  Any change, up or down over .[Redacted]% requires a three-day waiting period. This is a timing exception with no visible means of cure.

Buyer Comment (2025-10-14): Do Not Concur.  Customer received closing disclosure version 6 which issued on [Redacted] with an APR of [Redacted]% on [Redacted], please see electronic proof of delivery.  The next CDs only disclosed decreases in APR, please see CFPB TRID guide, 12 CFR 1026.19(f)(2)(ii).  Closing occurred on [Redacted], there were 3 days between CD delivery and closing.

Reviewer Comment (2025-10-14): [Redacted] received disclosure tracking on the issuance & receipt of the [Redacted] CD's.  However, there were no CD's provided within 3 business days of closing that were within .[Redacted]% of the actual calculated APR of [Redacted]%.  Only the Final CD issued [Redacted] with [Redacted]% APR was within .[Redacted]% of the actual calculated, but this is the final CD and received at closing.  The next CD prior to was the [Redacted]  CD 2nd sequence, but has an APR of [Redacted]% and was not received 3 business days prior to [Redacted].   The last CD provided within 3 business days of consummation was the [Redacted] CD but is inaccurate.  Timing is not met for this regulation.

Reviewer Comment (2025-10-14): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of [Redacted]%  compared to the actual APR at consummation of [Redacted]% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.

Buyer Comment (2025-10-13): Do not Concur.  The history status is attached. EIV holds the time the document is generated in military time and MX (DocMagic) shows the times the documents are sent out when the documents are generated.  CDv6 generated at 21:33:16 (military time is in EIV). Went via DocMagic 9:34:06pm. CDv7 generated at 22:21:59 (military time is in EIV). Went via DocMagic 10:22:56pm.

Reviewer Comment (2025-10-13): [Redacted] received Client E-sign History for CD's.  Please provide a lender attestation clarifying the history Status' as related to the [Redacted] CD - there are 2 versions and varying status.  Please clarify the status terminology for entries beginning [Redacted].  The CD in question is on the Version 7 which is not clarified within this document delivery and the meaning of the status' shown.  Clarify and confirm when borrower received/viewed Version 7.

Buyer Comment (2025-10-10): Do not Concur. Customer received CDv7 via DocMagic on [Redacted]. The APR and finance charged decreased at closing. No new waiting period required

Reviewer Comment (2025-10-10): 1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction three (3) business days prior to consummation.  If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided.  The APR on the most recent CD received 3 days prior to consummation [Redacted]%) changed more than the [Redacted]% threshold compared to the APR at consummation ([Redacted]%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.

Buyer Comment (2025-10-08): Do not Concur. Cd sent via DocMagic [Redacted]. AMC cancelled one exception and not the other exception. Please verify? Under Regulation Z (Truth in Lending Act), when the APR decreases and goes out of tolerance due to an overdisclosure of the finance charge, the APR is still considered accurate and no new waiting period is required.

Reviewer Comment (2025-10-08): Calculated APR of [Redacted]% and the most recent CD that was received by borrower at 3 business days prior to consummation was the [Redacted] CD with APR of [Redacted]% received on [Redacted], within 3 business days of consummation had an APR more than the .[Redacted]% threshold compared to the actual calculated APR of [Redacted]%.  No subsequent CD issued after this CD provided proof of earlier receipt with an accurate APR to the calculated APR.

Buyer Comment (2025-10-07): Do not Concur. Under Regulation Z (Truth in Lending Act), when the APR decreases and goes out of tolerance due to an overdisclosure of the finance charge, the APR is still considered accurate and no new waiting period is required.
																		11/17/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224168849	3158622477	34623113	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Reviewer Comment (2025-10-20): Evidence of receipt provided

Buyer Comment (2025-10-20): Do not Concur. Pursuant to 1026.22(a)(1) an error in disclosure of the annual percentage rate or finance charge shall not, in itself, be considered a violation of this part if, under § 1026.22(a)(4) the rate results from the disclosed finance charge and the disclosed finance charge would be considered accurate under § 1026.18(d)(1) or § 1026.38(o)(2), as applicable, or, for purposes of rescission, if the disclosed finance charge would be considered accurate under § 1026.23(g) or (h), whichever applies.
Furthermore, under § 1026.22(a)(5)(ii) if the disclosed finance charge is overstated, and the disclosed annual percentage rate is also overstated but it is closer to the actual annual percentage rate than the rate that would be considered accurate under paragraph 1026.22 (a)(4).

Per 1026.18(d)(1)(ii) The disclosed finance charge and other disclosures affected by the disclosed finance charge (including the amount financed and the annual percentage rate) shall be treated as accurate if the amount disclosed as the finance charge is greater than the amount required to be disclosed.

Similarly, 1026.38(o)(2)(ii) The disclosed finance charge and other disclosures affected by the disclosed financed charge (including the amount financed and the annual percentage rate) shall be treated as accurate if the amount disclosed as the finance charge is greater than the amount required to be disclosed.

Reviewer Comment (2025-10-15): Closing took place on[Redacted] which indicates final receipt date for changes over .[Redacted]% would be [Redacted]. Any change, up or down over .[Redacted]% requires a three-day waiting period. This is a timing exception with no visible means of cure.

Reviewer Comment (2025-10-15): Cancelled in error.

Reviewer Comment (2025-10-08): Upon further review, timing met.

Buyer Comment (2025-10-07): Do not Concur. Under Regulation Z (Truth in Lending Act), when the APR decreases and goes out of tolerance due to an overdisclosure of the finance charge, the APR is still considered accurate and no new waiting period is required.
																		10/20/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224168849		3158622477		34623114			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Loan Discount Points Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-10-08): [Redacted] received valid COC document Buyer Comment (2025-10-07): Do not Concur. Valid CICs for loan amount, loan discount points, product change, interest rate on [Redacted]. CDv6 and 7 disclosed timely higher points. Points decreased at closing. No cure due back.	10/08/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224304572		3158622254		34859194			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2025-11-10): final title policy received	11/10/2025			1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304572		3158622254		34859204			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title report did not include the title policy amount.				Reviewer Comment (2025-11-10): final title policy received Buyer Comment (2025-11-10): See attached Title Policy reflecting coverage.	11/10/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No